INCOME TAXES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES [Abstract]
Carry forward tax losses		$ 12,525	$ 13,083
Less valuation allowance		(12,525)	(13,083)
Deferred income taxes
Income tax rate		23.00%	24.00%	25.00%
Taxes on income		$ (1)	$ 6	$ 8
Minimum [Member]
INCOME TAXES [Abstract]
Income tax rate		21.00%
Reduction in income tax rate		7.50%
Maximum [Member]
INCOME TAXES [Abstract]
Income tax rate		35.00%
Reduction in income tax rate		9.00%
Development Area A [Member]
INCOME TAXES [Abstract]
Income tax rate	7.50%
Reduction in income tax rate	5.00%
Rest of the Country [Member]
INCOME TAXES [Abstract]
Income tax rate	12.00%
Reduction in income tax rate	8.00%